UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue
           30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      185,642
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
1 800 FLOWERS COM              CL A             68243Q106    1,198   362,910 SH       OTHER      1          362,910      0    0
7 DAYS GROUP HLDGS LTD         ADR              81783J101    4,332   213,587 SH       OTHER      1          213,587      0    0
ACACIA RESH CORP               ACACIA TCH COM   003881307    4,809   140,000 SH       OTHER      1          140,000      0    0
ACCELRYS INC                   COM              00430U103    1,630   203,700 SH       OTHER      1          203,700      0    0
ACXIOM CORP                    COM              005125109    4,305   300,000 SH       OTHER      1          300,000      0    0
AIRMEDIA GROUP INC             SPONSORED ADR    009411109    1,189   228,227 SH       OTHER      1          228,227      0    0
ALCATEL-LUCENT                 SPONSORED ADR    013904305    2,905   500,000 SH       OTHER      1          500,000      0    0
AMERICAN TOWER CORP            CL A             029912201    3,887    75,000 SH       OTHER      1           75,000      0    0
ARUBA NETWORKS, INC.           COM              043176106        3        75 SH       OTHER      1               75      0    0
AXCELIS TECHNOLOGIES INC       COM              054540109    2,650 1,000,000 SH       OTHER      1        1,000,000      0    0
BALLY TECHNOLOGIES INC         COM              05874B107    1,132    29,900 SH       OTHER      1           29,900      0    0
CHARTER COMMUNICATIONS, INC.   COM              16117M305    3,797    75,000 SH       OTHER      1           75,000      0    0
CHINACACHE INTL HLDG LTD       SPON ADR         16950M107    4,234   232,233 SH       OTHER      1          232,233      0    0
DIGIMARC CORPORATION           COM              25381B101      142     4,900 SH       OTHER      1            4,900      0    0
DIRECTV                        COM CL A         25490A101    7,020   150,000 SH       OTHER      1          150,000      0    0
EHEALTH INC                    COM              28238P109    1,366   102,800 SH       OTHER      1          102,800      0    0
EXTREME NETWORKS INC           COM              30226D106    6,300 1,800,000 SH       OTHER      1        1,800,000      0    0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    4,946   125,000 SH       OTHER      1          125,000      0    0
IMMERSION CORPORATION          COM              452521107    4,115   540,000 SH       OTHER      1          540,000      0    0
INTERACTIVE INTELLIGENCE INC   COM              45839M103    5,439   140,500 SH       OTHER      1          140,500      0    0
ISHARES TR                     RUSSELL 2000     464287655       92     8,100 SH  PUT  OTHER      1            8,100      0    0
JAMBA,INC.                     COM              47023A101    1,320   600,000 SH       OTHER      1          600,000      0    0
LIBERTY MEDIA CORP             LIB STAR COM A   53071M708    2,941    37,900 SH       OTHER      1           37,900      0    0
LIVEPERSON INC                 COM              538146101    3,078   243,500 SH       OTHER      1          243,500      0    0
LORAL SPACE & COMMUNICATNS INC COM              543881106    9,010   116,188 SH       OTHER      1          116,188      0    0
MAJESCO ENTERTAINMENT CO       COM NEW          560690208    1,343   425,000 SH       OTHER      1          425,000      0    0
MARCHEX INC                    CL B             56624R108    4,956   629,707 SH       OTHER      1          629,707      0    0
MATTSON TECHNOLOGY INC         COM              577223100    1,355   555,211 SH       OTHER      1          555,211      0    0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    5,046   200,000 SH       OTHER      1          200,000      0    0
METROPCS COMMUNICATIONS, INC.  COM              591708102    3,248   200,000 SH       OTHER      1          200,000      0    0
NETEASE COM INC                SPONSORED ADR    64110W102    2,476    50,000 SH       OTHER      1           50,000      0    0
NII HLDGS INC                  CL B NEW         62913F201    6,667   160,000 SH       OTHER      1          160,000      0    0
NORDION INC.                   COM              65563C105    5,998   507,478 SH       OTHER      1          507,478      0    0
NOVA MEASURING INSTRUMENTS LTD COM              M7516K103    1,430   146,175 SH       OTHER      1          146,175      0    0
NTELOS HLDGS CORP              COM              67020Q107    5,067   275,368 SH       OTHER      1          275,368      0    0
OPENWAVE SYS INC               COM NEW          683718308    3,103 1,450,000 SH       OTHER      1        1,450,000      0    0
PDF SOLUTIONS INC              COM              693282105    3,325   500,000 SH       OTHER      1          500,000      0    0
PIXELWORKS, INC.               COM              72581M305    3,040   844,383 SH       OTHER      1          844,383      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       33     3,150 SH  PUT  OTHER      1            3,150      0    0
RADVISION LTD                  COM              M81869105    3,247   285,300 SH       OTHER      1          285,300      0    0
SAVVIS INC.                    COM              805423308    7,418   200,000 SH       OTHER      1          200,000      0    0
SCIENTIFIC GAMES CORP          CL A             80874P109    5,140   588,150 SH       OTHER      1          588,150      0    0
SEACHANGE INTERNATIONAL INC    COM              811699107    5,511   580,056 SH       OTHER      1          580,056      0    0
SHORETEL INC                   COM              825211105    3,062   372,000 SH       OTHER      1          372,000      0    0
SILICOM LIMITED                COM              M84116108      405    22,000 SH       OTHER      1           22,000      0    0
SIRIUS XM RADIO INC            COM              82967N108    3,053 1,850,000 SH       OTHER      1        1,850,000      0    0
SONUS NETWORKS INC.            COM              835916107    3,390   901,600 SH       OTHER      1          901,600      0    0
TEKELEC                        COM              879101103    2,842   350,000 SH       OTHER      1          350,000      0    0
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106    5,434   124,500 SH       OTHER      1          124,500      0    0
TIME WARNER CABLE INC          COM              88732J207    4,637    65,000 SH       OTHER      1           65,000      0    0
TIVO INC                       COM              888706108      875   100,000 SH       OTHER      1          100,000      0    0
TIVO INC                       COM              888706108      430     3,875 SH  PUT  OTHER      1            3,875      0    0
TIVO INC                       COM              888706108      125     2,750 SH  CALL OTHER      1            2,750      0    0
TNS INC                        COM              872960109      633    40,686 SH       OTHER      1           40,686      0    0
UNITEK GLOBAL SVCS INC         COM PAR $.00002  91324T302    4,984   560,000 SH       OTHER      1          560,000      0    0
WEBMD HEALTH CORP.             COM              94770V102    4,007    75,000 SH       OTHER      1           75,000      0    0
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201 G9796W119       20   100,000 SH       OTHER      1          100,000      0    0
ZAGG INCORPORATED              COM              98884U108    1,502   200,000 SH       OTHER      1          200,000      0    0


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